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American Funds® U.S. Government Money Market Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class A
Accumulated Value						$ 10,000								$ 10,000							$ 10,033							$ 10,153							$ 10,352							$ 10,415					$ 10,415					$ 10,469					$ 10,912				$ 11,456		$ 11,915
American Funds® U.S. Government Money Market Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class C (with sales charge)*
Accumulated Value						10,000								10,000							10,028							10,144							10,340							10,404					10,404					10,457					10,889				11,432		11,890
American Funds® U.S. Government Money Market Fund-Class T
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class T
Accumulated Value			$ 10,000						$ 10,026								$ 10,145							$ 10,342							$ 10,405							$ 10,405						$ 10,458					$ 10,918					$ 11,478				$ 11,955
American Funds® U.S. Government Money Market Fund-Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class F-1
Accumulated Value						10,000								10,000							10,011							10,097							10,262							10,310					10,310					10,351					10,769				11,288		11,722
American Funds® U.S. Government Money Market Fund-Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class F-2
Accumulated Value						10,000								10,000							10,026							10,141							10,338							10,402					10,402					10,457					10,911				11,470		11,943
American Funds® U.S. Government Money Market Fund-Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class F-3
Accumulated Value				$ 10,000						$ 10,029								$ 10,153							$ 10,357							$ 10,425							$ 10,425						$ 10,482					$ 10,944					$ 11,512				$ 11,997
American Funds® U.S. Government Money Market Fund-Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-A
Accumulated Value						10,000								10,000							10,024							10,133							10,323							10,383					10,383					10,434					10,869				11,404		11,856
American Funds® U.S. Government Money Market Fund-Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-C
Accumulated Value						10,000								10,000							10,023							10,132							10,322							10,382					10,382					10,433					10,868				11,403		11,855
American Funds® U.S. Government Money Market Fund-Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-E
Accumulated Value						10,000								10,000							10,024							10,135							10,325							10,386					10,386					10,437					10,863				11,386		11,824
American Funds® U.S. Government Money Market Fund-Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-T
Accumulated Value			10,000						10,022								10,134							10,321							10,380							10,380						10,431					10,880					11,431				11,898
American Funds® U.S. Government Money Market Fund-Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-F-1
Accumulated Value						10,000								10,000							10,024							10,133							10,323							10,383					10,383					10,431					10,872				11,416		11,876
American Funds® U.S. Government Money Market Fund-Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-F-2
Accumulated Value	$ 10,000							$ 10,000				$ 10,000				$ 10,000				$ 10,049			$ 10,236				$ 10,484			$ 10,748				$ 11,016			$ 11,245				$ 11,467
American Funds® U.S. Government Money Market Fund-Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class 529-F-3
Accumulated Value	10,000							10,000				10,000				10,000				10,051			10,239				10,488			10,755				11,025			11,258				11,483
American Funds® U.S. Government Money Market Fund-ABLE-A
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class ABLE-A
Accumulated Value		$ 10,000					$ 10,034								$ 10,230							$ 10,294							$ 10,294							$ 10,348							$ 10,789					$ 11,331					$ 11,789
American Funds® U.S. Government Money Market Fund-ABLE-F-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class ABLE-F-2
Accumulated Value	10,000							10,000				10,000				10,000				10,052			10,242				10,491			10,759				11,031			11,264				11,490
American Funds® U.S. Government Money Market Fund-R-1
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-1
Accumulated Value						10,000								10,000							10,027							10,141							10,334							10,396					10,396					10,449					10,902				11,461		11,936
American Funds® U.S. Government Money Market Fund-R-2
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-2
Accumulated Value						10,000								10,000							10,000							10,022							10,112							10,123					10,123					10,140					10,474				10,899		11,235
American Funds® U.S. Government Money Market Fund-R-2E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-2E
Accumulated Value						10,000								10,000							10,000							10,046							10,166							10,191					10,191					10,217					10,583				11,045		11,419
American Funds® U.S. Government Money Market Fund-Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-3
Accumulated Value						10,000								10,000							10,000							10,061							10,196							10,228					10,228					10,259					10,642				11,123		11,517
American Funds® U.S. Government Money Market Fund-Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-4
Accumulated Value						10,000								10,000							10,014							10,102							10,269							10,316					10,316					10,357					10,777				11,297		11,732
American Funds® U.S. Government Money Market Fund-Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-5E
Accumulated Value					$ 10,000						$ 10,000								$ 10,017							$ 10,126							$ 10,315							$ 10,374						$ 10,374					$ 10,424					$ 10,868				$ 11,416		$ 11,879
American Funds® U.S. Government Money Market Fund-Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-5
Accumulated Value						10,000								10,000							10,030							10,149							10,347							10,411					10,411					10,466					10,922				11,484		11,961
American Funds® U.S. Government Money Market Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name													American Funds U.S. Government Money Market Fund — Class R-6
Accumulated Value						10,000								10,000							10,036							10,160							10,364							10,432					10,432					10,489					10,952				11,520		12,005
USTREAS T-Bill Auction Ave 3 Mon [Member]
Account Value [Line Items]
Line Graph and Table Measure Name													USTREAS T-Bill Auction Ave 3 Mon
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,053	$ 10,003	$ 10,050	$ 10,066	$ 10,026	$ 10,005		$ 10,026	$ 10,289	$ 10,015	$ 10,224	$ 10,240	$ 10,103	$ 10,113	$ 10,103	$ 10,368	$ 10,344	$ 10,465	$ 10,481	$ 10,278	$ 10,626	$ 10,278	$ 10,374	$ 10,920	$ 10,545	$ 10,561	$ 10,519	$ 11,214	$ 10,520	$ 10,486	$ 11,465	$ 10,551	$ 10,567	$ 10,600	$ 11,715	$ 10,600	$ 11,018	$ 10,665	$ 10,681	$ 10,606	$ 10,606	$ 11,627	$ 11,206	$ 11,223	$ 10,721	$ 10,721	$ 12,146	$ 11,826	$ 11,844	$ 11,265	$ 11,265	$ 12,354	$ 12,373	$ 11,888	$ 11,888	$ 12,419	$ 12,419